INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

8. INVENTORIES

As of December 31, 2022 and 2021, inventories consist of:

	December 31, 2022	December 31, 2021
Raw materials	$3,472	$3,767
Finished goods	469,918	559,659
Cost of projects	40,815	67,172
Inventories, gross	$514,205	$630,598
Allowance for slow-moving or obsolete inventories	(157,847)	(103,940)
Inventories, net	$356,358	$526,658

For the year ended December 31, 2022, impairments for obsolete inventories were approximately $64,000. For the year ended December 31, 2021, there was a reversal of impairments for obsolete inventories in the amount of approximately $214,000. Impairment charges on inventories are included with general and administrative expenses. For the year ended December 31, 2020, impairments expense for obsolete inventories were approximately $6,000.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS